Note 8 - Capital Assets (Details) - Capital Assets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 32,372	$ 32,365
	32,372	32,365
Accumulated Amortization	23,580	22,129
	23,580	22,129
	8,792	10,236
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	29,460	29,592
	29,460	29,592
Accumulated Amortization	21,472	20,118
	21,472	20,118
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	1,369	1,538
	1,369	1,538
Accumulated Amortization	1,129	1,153
	1,129	1,153
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,386	1,140
	1,386	1,140
Accumulated Amortization	979	858
	979	858
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Cost	157	95
	$ 157	$ 95